Revenue and Expenses - Other Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Leases included in Other expenses	€ 97	€ 68	€ 86
Other external services	8,351	8,282	8,731
Taxes other than income tax	831	753	834
Change in trade provisions	719	734	693
Losses on disposal of fixed assets, losses on operations classified as held for sale and sale of assets	1,525	33	124
Goodwill impairment (Note 7)	866	58	0
Other operating expenses	165	370	273
Total	€ 12,554	€ 10,298	€ 10,741